EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee benefits expenses	$ 3,570,149	$ 3,627,056